REGULATORY FRAMEWORK	12 Months Ended
Dec. 31, 2017
REGULATORY FRAMEWORK
REGULATORY FRAMEWORK

Note 2 - REGULATORY FRAMEWORK

a) Regulatory Authority

Telecom Argentina is regulated by a set of rules and regulations that comprise the regulatory framework of the telecommunication sector in Argentina.

Until the issuance of Law No. 27,078, the LAD, which was published in the Official Gazette on December 19, 2014 and has been in force since its publication, the telecommunication services provided by Telecom Argentina and its domestic subsidiaries were regulated by the CNC, a decentralized agency within the scope of the SC, which was also under the scope of the Ministry of Federal Planning, Public Investment and Services. (See “—Law No. 27,078—Argentine Digital Law” below).

The LAD created the Federal Authority of Information and Communication Technologies (“AFTIC”), as a decentralized and autonomous agency within the scope of the National Executive Power (PEN), which would act as the Regulatory Authority of the LAD and would replace, for all purposes, of the SC and the CNC.

The LAD conferred the AFTIC the regulation, control, supervision and verification functions concerning Information and Communication Technologies (“ICT”) in general, and in particular of the telecommunications, postal service and all those matters integrated to its field in accordance with the provisions of the LAD.

By the end of December 2015, the PEN issued the Decree of Need and Urgency (“Decreto de Necesidad y Urgencia” or hereinafter the “DNU”) No. 267/15 published in the Official Gazette on January 4, 2016. The DNU substantially amends Law No. 26,522 (Audiovisual Communication Services – “SCA”) and Law No. 27,078 (LAD) and also creates the National Communications Agency (“ENACOM”) as a new Regulatory Authority of those laws. The ENACOM replaces the AFTIC and AFSCA (“Federal Authority of Audiovisual Communication Services”). This new Authority acts as an autonomous agency within the scope of the Ministry of Communications. See “—Decree No. 267/15 - Amendments to the “LAD” below.

The ENACOM has started its operations on January 5, 2016 with the 4 directors appointed by the PEN through Decree No. 7/16, thus resulting in the constitution of the ENACOM as established by Article 23 of Decree No. 267/15.

The Board of ENACOM is composed of a Chairman and three directors appointed by the PEN, as well as three directors appointed by the Bicameral Commission of Audiovisual Communication and ICT services. The quorum is met with the attendance of four members. No special eligibility conditions are established to be a member of the Board; the only limitation is the non-existence of incompatibilities, under the terms of Law No. 25,188 (“Public Ethic”). The ENACOM members can be removed directly and without cause by the PEN.

On August 11, 2017, the National Government issued Decree No. 632, whereby it approved the organizational structure of the Ministry of Modernization, according to the organization chart established in said Decree. Pursuant to this Decree, the ENACOM is now placed within the sphere of the Ministry of Modernization.

b) Regulatory framework of the services provided by Telecom Argentina and its subsidiaries

Among the principal features of the regulatory framework governing the services provided by the Company and its domestic subsidiaries is worth mentioning:

-	The LAD, as amended by Decree of Need and Urgency No. 267/15 and Decree No. 1,340/16;

-	Law No. 19,798 remains in force only to the extent that it does not conflict with the provisions set out under the LAD;

-	The Privatization Regulations;

-	The Transfer Agreement;

-

The Licenses for providing telecommunication services granted to Telecom Argentina and Telecom Personal through several regulations (transferred to the Company after the reorganization – Note 31), and the List of Conditions and their respective regulations;

In addition, Law No. 27,078 states that Decree No. 764/00 and its amendments shall remain in force to the extent that it does not conflict with the provisions set out under the LAD, for the time required by the Regulatory Authority to draw up the regulations concerning the Licensing Framework for ICT Services, the Interconnection Regulation, the Universal Service Regulation and the Administration, Management and Control of the Spectrum Regulation. Also, the LAD states that Law No. 19,798 (“Ley Nacional de Telecomunicaciones” passed in 1972) and its amendments shall remain in force in respect of those regulations not opposing its provisions.

Núcleo and Tuves Paraguay are supervised by the Comisión Nacional de Telecomunicaciones de Paraguay, the National Communications Commission of Paraguay (“CONATEL”) and its subsidiary Personal Envíos S.A. is supervised by the Banco Central de la República del Paraguay. Additionally, Telecom USA, Telecom Argentina’s subsidiary in the United States, is supervised by the Federal Communications Commission (the “FCC”).

c) Licenses granted as of December 31, 2017

To Telecom Argentina

As of December 31, 2017, Telecom Argentina has been granted the following non-expiring licenses to provide the following services in Argentina:

•	Local fixed telephony;
•	Public telephony;
•	Domestic and international long-distance telephony;
•	Domestic and international point-to-point link services;
•	Domestic and international telex services;
•	VAS, data transmission, videoconferencing and transportation of audio and video signals; and
•	Internet access.

Additionally, the Company holds licenses originally granted to Personal which were transferred to Telecom since the Reorganization (Note 31). Such non-expiring licenses have been granted to provide mobile telecommunication services (STM) in the Northern Region of Argentina and data transmission and Value Added Services throughout the country, mobile radio communication services (SRMC) in the AMBA area, as well as a non-expiring license to provide PCS services throughout the country, and it is registered to provide national and international long-distance telephone services. Additionally, from November 2014 Personal has been granted a license to provide Mobile Advanced Communications Services (SCMA) for 15 years as disclosed in Note 2.i).

To Telecom Argentina’s subsidiaries

Núcleo has been granted a license to provide mobile telecommunication services (STM and PCS) throughout Paraguay. In addition, Núcleo has been granted a license for the installation and provision of Internet and Data throughout Paraguay. All these licenses have been granted for renewable five-year periods. See Note 2.i), regarding the auction process for 700 MHz band spectrum in Paraguay.

Personal Envíos, a company controlled by Núcleo, was authorized by the Central Bank of Paraguay to operate as an Electronic Payment Company (EMPE) through Resolution No. 6 issued on March 30, 2015, and its corporate purpose is restricted to such service.

Tuves Paraguay, a company controlled by Núcleo, has a license for the provision of telecommunications services and also the distribution of digital audio and television signals to homes, for the term of five years. The license was granted in March 2010 and renewed in March 2015 for a term of five years.

d) Events of revocation of the Licenses

Telecom Argentina’s license is revocable in the case of non-compliance with certain obligations, including but not limited to:

•	repeated interruption of all or a substantial portion of service;
•	a modification of corporate purpose without prior approval of the Regulatory Bodies or change of domicile to a jurisdiction outside Argentina;
•	the transfer of the license to third parties without prior approval of the Regulatory Bodies;
•	the sale, encumbrance or transfer of assets which has the effect of reducing services supplied without the prior approval of the Regulatory Bodies;
•

any transfer of shares resulting in a direct or indirect loss of control in Telecom Argentina which has not been executed ad referendum of the approval of the ENACOM and informed within 30 days following its completion (according to the provisions of article 8 of Decree No. 267/15); and

•	the bankruptcy of Telecom Argentina.

STM / SRMC / PCS / SCMA

Personal’s licenses (transferred to the Company), are revocable in case of non-compliance with certain obligations, including but not limited to:

•	repeated interruptions of Personal’s services as set forth in the List of Conditions;
•	any transfer of the license and/or the related rights and obligations, without the approval of the Regulatory Authority (according to the provision of article 8 of Decree No. 267/15);
•	any encumbrance of the license;
•	any voluntary insolvency proceedings or bankruptcy of Telecom; and
•	a liquidation or dissolution of Telecom, without the prior approval of the Regulatory Authority.

According to the Auction Terms and Conditions for the awarding of frequency bands for SCMA (and some bands for SRMC and PCS), approved by SC Resolution No. 38/14, the authorization to use radio electric spectrum (as defined in the Auction) will be revocable under the following circumstances:

•

repeated or persistent breaches of obligations related to quality indicators of services provided under the terms of the Regulation for the Quality of Telecommunications Services approved by SC Resolution No. 5/13 (further information on filings of the Company and Personal against the sanction processes initiated by the Regulatory Authority related to quality matters is disclosed in k) below);

•	repeated or persistent failure of infrastructure sharing obligations and the conditions set for automatic roaming agreements established in the Terms and Conditions;
•	repeated or persistent failure of the coverage obligations set in Annex III of the Terms and Conditions;
•

assignment, transfer, encumbrance, lease or sale to third parties of the authorization for the use of the awarded bands, without authorization of the Regulatory Authority (according to the provision of article 8 of Decree No. 267/15).

Núcleo and Tuves Paraguay’s licenses are revocable mainly in the case of:

•	repeated interruptions of the services;
•	any voluntary insolvency proceedings or bankruptcy of Núcleo and Tuves Paraguay; and
•	non-compliance with certain service obligations.

According to the Resolution No. 6/14 of the Central Bank of Paraguay, Personal Envíos’ license to provide Electronic Payment services may be revoked by:

•	insolvency proceedings or bankruptcy,
•	sanctions imposed by the Central Bank of Paraguay, with prior administrative proceedings regarding the performance of operations that are forbidden by the legislation in force.

e) Law No. 27,078 – Argentine Digital Law

Among the most relevant contents in the LAD, which amended the regulatory framework in force as of December 19, 2014, as regards telecommunications are:

a)

the rule on prices and rates establishing that the licensees of ICT services shall set their prices which shall have to be fair and reasonable, cover the exploitation costs and tend to the efficient supply and reasonable operation margin;

b)

the exemptions of taxes, establishing that tax exemptions or reductions, prices and encumbrances of ICT in general and in telecommunications in particular may be set on a precarious basis when the nature of certain activities so warrant;

c)	the amendments as regards Universal Service (See “—Universal Service Regulation” below);

d)	the asymmetric regulation as universalization tools towards the development of an effective competition; and

e)	a maximum period for granting each authorization or use of frequencies of the radioelectric spectrum must be established (section 28 in fine).

The LAD declared of public interest the development of ICT and its associated resources in order to establish and ensure complete neutrality of networks and to guarantee every user the right to access, use, send, receive or offer any content, application, service or protocol through Internet without any restrictions, discrimination, distinction, blocking, interference, obstruction or degradation.

The LAD set forth that the licensees of the ICT services may supply audiovisual communication services with the exception of those provided through satellite link, in which case, the corresponding license must be requested from the proper authority. Also, the LAD allowed ICT service licensees included in the restrictions of the Audiovisual Services Communications Law (among them, Telecom Argentina) to provide audiovisual communications services. Nevertheless, that regulation was partially amended by Decree No. 267/15 (see “—Decree No. 267/15—Amendments to the LAD” below).

According to the LAD provisions, Telecom Argentina amended its corporate purpose during 2015, which was approved by AFTIC Resolution No. 19/15. Further information is disclosed in “—Introduction—The Company” and in Note 1.a) to these consolidated financial statements.

Also, the LAD established the framework for suppliers and licensees entering the audiovisual communication services market (among them, Telecom Argentina and its Argentine subsidiaries) setting forth that the Federal Authority of Audiovisual Communication Services (replaced by the ENACOM since Decree No. 267/15 enforcement) would determine the go-to-market conditions of audiovisual communication services for ICT suppliers and licensees. The LAD also stated a gradual implementation plan through the setting up of promotion areas for limited periods of time determined according to public interest, within which the ICT licensees with significant market power would not be able to provide audiovisual communication services.

It also set forth that the ICT service should be provided throughout the national territory, considered for that end as a unique area of exploitation and supply, and the modification of the interconnection schedule, imposing higher obligations to the operators and more rights to the Argentine government for the regulation in this sense of the wholesale market.

According to the LAD provisions, the SBT holds its status of public service (section 54), but with a different scope than the previous regulations provisions. It was defined as the national and international telephone voice service, through the local networks, notwithstanding the technology used for its transportation, provided that it complies with the objective of allowing its users to communicate with each other (section 6 paragraph c)). In addition, in section 90 of Title XI, it established that said definition, comprises the senses of the definition established in the Auction Terms and Conditions for the International Public Auction process for the Privatization of the Supply of the Telecommunications Service timely approved by Decree No. 62/90.

The LAD introduced substantial changes to the SU regulation established by Decree No. 558/08. Among its provisions the LAD creates a new SU Fund and provides that the investment contributions for the SU programs shall be managed through this fund, which assets, belong to the Federal Government (See “—Universal Service Regulation” below).

Law No. 19,798 Telecommunications Act (passed in 1972), as amended, continues in effect only with respect to those provisions that do not contradict the provisions of the new LAD (including, for example, Article 39 of Law No. 19,798 referred to exemption from all taxes on the use of soil, subsoil and airspace for telecommunications services).

The LAD also revoked Decree No. 764/00, as amended, but provisions of the decree that do not contradict the LAD will remain in effect during the time it takes to the Regulatory Authority to issue new licensing, interconnection services, universal service and spectrum regulations.

f) Decree No. 267/15 – Amendments to the LAD

On January 4, 2016, Decree No. 267/15 was issued, amending Law No. 26,522 (Audiovisual Communication Services) and Law No. 27,078 (LAD). As mentioned above, “ENACOM” was created as the Regulatory Authority applicable of these laws. However, some of its provisions were subsequently amended by Decree No. 1,340/16.

The main amendments to the LAD consist of:

The incorporation of Broadcasting Services provided by subscription (physical or radio electric link, such as Cable TV) as an ICT service within the scope of the LAD, and excluding it from Law No. 26,522. Satellite Television Services will remain within the scope of Law No. 26,522. Furthermore, Decree No. 267/15 states that the ownership of a satellite television license provided by subscription is incompatible with having any other kind of ICT services license. Provision amended by Decree No. 1,340/16.

Broadcasting supplied by subscription licenses (such as Cable TV) issued before the application of Decree No. 267/15 will be considered for all purposes as in compliance with LAD upon the respective registration for such service provision. Furthermore, the Decree states a 10 years extension from January 1, 2016, for the use of frequency spectrum to radio electric link provided by subscription license holders.

Among the amendments that replaces Section 6 of the LAD is the incorporation of “video on demand service,” defined as a service offered by an ICT services supplier to provide access to software under demand on a catalogue basis. On January 7, 2016, the Company and Personal presented to ENACOM an application for the registration of “Video On Demand or On Demand Video Service”, describing the service characteristics which registration was requested. As of the date of issuance of these consolidated financial statements, the ENACOM resolution is still pending.

Decree No.267/15 replaced the LAD’s article No. 94, and states that SBT suppliers, fixed telephony license holders within the scope of Decree No.264/98, and mobile telecommunication license holders within the scope of Decree No.1,461/93 are prohibited from providing Broadcasting under subscription services (defined as any form of communication, primarily one-way, for the transmission of signals to be received by a determinable public, either by physical or by radio connection, for example, video cable and IP TV services) until January 1, 2018 (this term can be extended by 1 additional year). Also, the Decree replaces article 95 of the LAD and provides several obligations for fixed telephony licensees granted by Decree No.264/98 and mobile services providers with licenses granted by Decree No.1,461/93, which choose to provide broadcasting under subscription services. This provision was subsequently amended by Decree No. 1,340/16.

In addition, shareholders of a 10% or more interest in companies that provide public services may not be holders of a Subscription Radio Record. However, this will not apply in the following cases: (i) non-profit companies to whom the national, provincial or municipal State has granted the license, concession or permission to provide a public service (such as telecommunications cooperatives); (ii) those mentioned in section 94 (including the Company and Personal) who will be only able to provide the service after the expiration of the period specified therein.

Section 28 of Decree No. 267/15 created, in the field of the Ministry of Communications, the “Commission for the Elaboration of the Draft Law for the Reform, Updating and Unification of Laws No. 26,522 and 27,078” (Comisión para la Elaboración del Proyecto de Ley de Reforma, Actualización y Unificación de las Leyes N° 26,522 y 27,078”). The Commission is responsible for the study of the reform of both laws under the principles set out herein.

On April 15, 2016, the Ministry of Communications through Resolution No. 9/16 provided that the Commission shall be composed by 6 members and 1 Secretary, who will perform their duties “ad honorem.” The Resolution also appointed its members. The Commission should submit a draft Law for the reform, updating and adaptation of a unified system of the Regulatory Framework Law for the Telecommunications and Audiovisual Communication Services in Argentina, within the following 180 calendar days from the date of its constitution.

Through Resolution No. 1,098-E/16 published on October 31, 2016, the Ministry of Communications extended for 180 days the deadline for the preparation of the draft reform of Laws No. 26,522 and 27,078. As of the date of issuance of these consolidated financial statements, the elaboration of the draft reform of Laws No. 26,522 and 27,078 is still pending.

Furthermore, the Decree provides that licenses transfers and interest transfers involving the loss of company control must be approved by ENACOM, stating a new procedure provided by section 8 of Decree No. 267/15. That licenses transfers and interest in licensees’ transfers will be considered ad referendum of ENACOM approval.

Decree No. 267/15 repealed Section 15 and Section 48 (second paragraph) of the LAD. Therefore, the following provisions have no longer effect: (i) the condition of essential and strategic public services of ICT regarding the access to the telecommunications network for the “ICT services” license holders; and (ii) the Regulatory Authority power to regulate tariffs due to public interest reasons.

On April 8, 2016, the Chamber of Representatives voted in favor of the validity of DNU No. 267/15. According to this, such Decree acquired the status of Law.

The Decree establishes several amendments to the Audiovisual Communications Services Law (SCA).

Among the main amendments established by this Emergency Decree to both laws, it should be noted that the licenses for the exploitation of physical link and radio-electric link subscription television services that had been granted under Laws No. 22,285 and No. 26,522 are now called “Registrations” for the exploitation of physical link and radio-electric link subscription television services of a Licencia Única Argentina Digital.

However, it should be noted that pursuant to Section 21 of Decree No. 267/15 and until the enactment of a law that will unify the fee regime provided under Laws Nos. 26,522 and 27,078, the physical link and radio-electric link subscription television services will continue to be subject only to the fee regime provided under Law No. 26,522. Therefore, they shall not be subject to the investment contribution or the payment of the Control, Oversight and Verification Fee provided under Sections 22 and 49 of Law No. 27,078.

g) Decree No. 1,340/16 - Amendments to DNU No. 267/15

Decree No. 1,340/16 issued by PEN and published in the Official Gazette on January 2, 2017 provides the rules for achieving a greater convergence of networks and services under competitive conditions, promoting the deployment of next generation networks and the penetration of Broadband Internet access throughout the national territory, in accordance with the provisions of Laws No. 26,522 and 27,078. This Decree introduces some amendments to DNU No. 267/15, which has the status of Law.

Among the most relevant provisions, it establishes:

- Fix the 15-year-term, as from the publication of the Decree, as differential condition in the terms provided by section 45 of Law No. 27,078, for the protection of last-mile fixed NGN networks for Broadband deployed by ICT licensees for Broadband regarding the regulations of open access to Broadband and infrastructure to be stated, notwithstanding the provisions of section 56 of said Law.

- That the Ministry of Communications or ENACOM, as appropriate, shall establish the rules for the administration, management, and control of the radio spectrum, according to guidelines for the promotion of competition as follows:

a) the ENACOM, in a period not exceeding 6 months since the publication of the Decree, shall call for National and International Public Auction Process for the allocation of new frequency bands for the provision of mobile communications services, according to the service attributions following the recommendations of the International Telecommunication Union (ITU), to maximize and increase the radio resources assigned thereto;

b) for the purposes of the provisions of section 28 of Annex IV of Decree No. 764/00 and section 29 of Law No. 27,078, rules and procedures shall be adopted ensuring the reattribution of radio spectrum frequencies with economic compensation and shared use to frequencies previously allocated to other service and assigned to ICT or SCA providers who request to re-use them for the provision of mobile or fixed wireless services with LTE or higher technologies. To this effect, the Regulatory Authority shall impose coverage obligations and specific goals;

c) for the purposes of the provisions of sections 27 and 28 of Law No. 27,078 and section 2 subparagraphs c) and d) of Decree No. 798/16, the ENACOM shall have the power to assign radio spectrum frequencies on demand, establishing compensation, deployment and coverage obligations, within the corresponding deadlines, to: 1) current local or regional providers of ICT services in their service areas; and 2) current providers of MCS, on the terms provided in section 3 of Decree No. 798/16;

d) the term of authorizations for the use of frequencies of the SCMA, as well as the corresponding deployment obligations, shall be computed since the effective migration of services currently operating in these bands in the scope of Area II, defined according to the provisions of Decree No. 1,461/93 and its amendments (additional information on the impact on the Company is provided in Note 3.j) and Note 18.e) to these consolidated financial statements).

- That Operators included in section 94 of the LAD (among them, Telecom Argentina), may register the Broadcasting Service by subscription, by physical or radio connection as of the enforcement of this Decree, setting January 1, 2018 as initial date for the provision of such service in the AMBA (and extended AMBA), and in the cities of Rosario (Santa Fe Province) and Córdoba (Córdoba Province). The Decree also provides that, for the rest of the country, the initial date for the provision of the services of these operators shall be determined by the ENACOM (See Resolution E 5641 E/ 2017).

- That ICT’s licensees and Satellite Link Subscription Broadcasting licensees, who as of December 29, 2016 simultaneously provided both services, may retain ownership of both types of licenses.

- That ICT’s services providers carrying out joint service offerings, shall detail the price of each of them, including the breakdown of these values, and the discounts or benefits applied to each service or product of the aforementioned offer, not being able to subsume, under any condition, the hiring of any service to the hiring of another, so as to prevent the consumer from obtaining the service individually or separately.

- That within 180 days of the Decree enforcement, the Ministry of Communications will establish the necessary guidelines for the creation of the “Public Protection, Defense and Security Operations Network” (Red de Protección Pública y Operaciones de Socorro, Defensa y Seguridad) under the terms of section 12 of Law No. 27,208 to secure suitable communications for public safety agencies.

- That for the purposes of the provisions of section 92 of Law No. 27,078 and section 2, paragraph g) of Decree No. 798 issued on June 21, 2016, MINCOM shall ensure the following principles on interconnection matters:

a)

Until the interconnection prices determination systems provided by the National Interconnection Regulation are implemented, averages of regional Latin America prices shall be considered for similar functions and facilities, corrected by parameters which comply with the conditions of the sector, as determined by the Authority of Application;

b)

In accordance with section 46 of Law No. 27,078, the National Interconnection Regulation shall provide asymmetric interconnection rates for mobile services for a 3 years period from the effective service implementation, extendable for a maximum of 18 months.

c)

The National Interconnection Regulation shall provide rules concerning the automatic national roaming service, forcing mobile services providers, for a maximum period of 3 years, to make such service available to other providers in areas where they do not have their own network coverage.

The temporary limitation provided in the previous paragraph shall not be enforceable in those cases in which mobile services are provided by cooperatives and small and medium-sized companies with exclusively regional coverage.

Mobile service providers shall freely enter into agreements to secure, among other issues, technical, economic, operational and legal conditions. Such agreements may not be discriminatory or may not establish technical conditions that prevent, delay or obstruct interconnection services.

The National Interconnection Regulation will enable ENACOM to define reference prices for a maximum period of 3 years, taking into consideration the costs of the assets involved (subject to exploitation) and a reasonable return rate to ensure speed, neutrality, non-discrimination and competition between mobile service providers. Likewise, they shall not contain technical, interconnection, operational or other conditions that delay, obstruct or create barriers for the remaining mobile services providers to access the market.

h) Universal Service Regulation

Decree No. 764/00

Law No. 27,078 states that Decree No. 764/00 and its amendments shall remain in full force to the extent that the provisions of such Decree do not conflict with the law until the Regulatory Bodies have drawn up the regulations concerning the Licensing Framework for ICT Services.

With respect to Universal Service Regulation, Annex III of Decree No. 764/00 required entities that receive revenues from telecommunications services to contribute 1% of these revenues (net of taxes) to the Universal Service Fiduciary Fund (the “SU Fund”). The regulation adopted a “pay or play” mechanism for compliance with the mandatory contribution to the SU Fund. The regulation also established the exemption to contribute to the FSU in the following events: (i) for local services provided in areas with teledensity lower than 15%, and ii) when certain conditions exists in connection with a formula which combines the foregone revenues and the market share of other operators than Telecom Argentina and Telefónica who provide local telephony. Additionally, the regulation created a committee responsible for the administration of the SU Fund and the development of specific SU programs.

On June 8, 2007, the SC issued Resolution No. 80/07 which stipulated that until the SU Fund was effectively implemented, telecommunication service providers, such as Telecom Argentina and Personal, were required to deposit any contributions accrued since the issuance of such Resolution into a special individual account held in their name at Banco de la Nación Argentina. CNC Resolution No. 2,713/07, issued in August 2007, established how these contributions are to be calculated.

SU Regulation established by Decree No. 558/08

Decree No. 558/08, published on April 4, 2008, introduced certain changes to the SU Fund regime, replacing the Annex III of the Decree No. 764/00. Decree No. 558/08 established that the SC would assess the value of service providers’ direct program contributions in compliance with obligations promulgated by Decree No. 764/00. It would also determine the level of funding required in the SU Fund for programs pending implementation. In the same manner, in order to guarantee the continuity of certain projects, the SC was given the choice to consider as SU contributions certain other undertakings made by telecommunication services providers and compensate providers for these undertakings.

In defining “Universal Service,” the new regulation established two categories: (a) geographical areas with uncovered or unsatisfied needs and (b) customer groups with unsatisfied needs. It also determined that the SC would have exclusive responsibility for the issuance of general and specific resolutions regarding the new regulation, as well as for its interpretation and application.

It also established that the SC would review SU programs which were established under the previous regulation, guaranteeing the continuity of those already being administered and implementing those that had been under review. The financing of SU ongoing programs which were recognized as such were determined by the SC, whereas telecommunications providers appointed to participate in future SU Programs were selected by competitive auction.

The Decree required Telecom Argentina and Telefónica to extend the coverage of their fixed line networks, within their respective original region of activity, within 60 months from the effective date of publication of the Decree.

The Decree required telecommunications service providers to contribute 1% of their revenues (from telecommunication services, net of taxes) to the SU Fund and kept the “pay or play” mechanism for compliance with the mandatory monthly contribution to the SU Fund or, to claim the corresponding receivable, as the case may be.

Providers of telecommunications services should rely on the advice of a Technical Committee made up of seven members (two members should be appointed by the SC, one member should be appointed by the CNC, three members should be appointed by the telecommunication services providers – two of which should be appointed by Telecom Argentina and Telefónica and one by the rest of the providers – and another member had to be appointed by independent local operators). This Technical Committee was informed by the SC of the programs to be financed and was responsible for managing and controlling the SU Fund, carrying out technical-economic evaluations of existing projects and supervising the process of competitive auction and adjudication of new SU programs, with the prior approval by the SC.

The Technical Committee was created. Additionally, telecommunications service providers sent the proposed Fiduciary agreement to the SC. The SC approved it in January 2009 through Resolution No. 7/09.

On December 9, 2008, the SC issued Resolution No. 405/08 which was objected by the Company and Personal. These objections were resolved by the SC through its Resolution No. 154/10.

On November 11, 2010, the SC issued Resolution No. 154/10 adopted the methodology for the deposit of the SU contributions to the trustee’s escrow account. The Resolution included several provisions related to the determination of the contributions that correspond to the periods before and after Decree No. 558/08 was issued. It also provided that until the SC determined the existence of programs, the amounts that would correspond to their implementation would be discounted by the telecommunication providers when determining their contribution to the SU Fund. If completed the verification from the SC there were unrecognized amounts, they should be contributed into the SU Fund or for the development of new works of the SU, with the approval of the SC.

On December 30, 2010, the trustee notified Telecom Argentina and Personal the trustee’s escrow account number in which they should deposit the SU contributions under the provisions of SC Resolution No. 154/10.

Amendments of the LAD to the SU Regulation

In December 2014, the LAD introduced substantial modifications to the SU regulations pursuant to Decree No. 558/08. Among its provisions the LAD establishes the creation of a new SU Fund and the fact that the investment contributions corresponding to the SU programs be managed through said fund, whose assets shall belong to the National Government.

The licensees of ICT Services (among them, Telecom Argentina and Personal) are obliged to make investment contributions to the SU Fund equivalent to one per cent (1%) of the total accrued revenues for the provision of the ICT Services included in the scope of application of the law, net of imposed taxes and charges. The investment contribution shall not be transferred to the users whatsoever. In turn, the Regulatory Authority may dispose, once the SU objectives are reached, the total or partial, permanent or temporary exemption, of the obligation to perform said investment contributions.

This law also establishes that by virtue of that set forth by Sections 11.1 and 11.2 of the Management Trust Agreement of the SU Fund of Decree No. 558/08, the resources therein foreseen in section 8 of Annex III of Decree No. 764/00 and its amendments shall be integrated to the SU Fund created by the LAD in the conditions determined by the Regulatory Authority.

The SU Funds shall be applied by means of specific programs. Its content and the corresponding awarding mechanisms shall be defined by the Regulatory Authority who may entrust the execution of these plans directly to the entities included in article 8, paragraph b), of Law No. 24,156, or, complying with the selection mechanisms that may correspond, respecting publication and competition principles, to other entities.

On September 10, 2015 Telecom Argentina and Personal filed before the AFTIC their respective SU contribution affidavits corresponding to the revenues recorded in July 2015, clarifying that these presentations were made with the understanding that the operational rules related to the SU Fund contribution, regulated by Decree No. 558/08 and related provisions, are in force. Additionally, Personal proceeded to deposit the corresponding contribution in the new SU Fund account reported through the Official Notice published by the AFTIC.

In its filings, Telecom Argentina and Personal had stated that the filing of the affidavits and, in the case of Personal, the deposit did not imply explicit or implicit consent of the regulations issued by the LAD and expressly reserved their rights in relation to the unconstitutionality of the provisions set forth in articles 21, 22, 91 and related provisions of said law, as well as the claim of any rights arising from the acknowledgement of this argument.

As of the date of issuance of these consolidated financial statements, the Company has not received any response to its filings.

ENACOM Resolution No. 2,642/16 approved the new SU Regulation, which was published on May 31, 2016, in the context of the new disposals established by the LAD.

The new regulation retains the obligation of contributing 1% of total income related to the provision of ICT services net of taxes and fees, anticipating the possibility of granting exemptions, in which case the subjects liable for payment, must comply with the obligations established by the Regulatory Authority.

In accordance with ENACOM Resolution No. 6,981-E/16 issued on October 19, 2016, the FFSU and the FFSU Investment Contribution Settlement and Interest Report forms were approved and are in force since January 1, 2017, being operationally implemented since March 2017.

Taking into consideration the changes introduced in the Affidavits Form approved by the regulation, the Company and Personal made a presentation to the Regulatory Authority exposing the need to introduce amendments to the forms in order to explain the deductions of the SU services that both companies are providing.

On May 4, 2017, ENACOM Resolution No. 2,884/17 was published in the Official Gazette. This Resolution amends the Form of the FFSU contributions, adding, within the possible deductions, the “Discount Annex. SC Resolution No. 154/10 Section 1, Sub-section B) i), second paragraph”. Such Resolution allows deducting, until the Regulatory Authority expresses its opinion, any amounts that eventually may correspond to SU Initial Programs or other than those provided for in Annex III of Decree No. 764/00, in accordance with the provisions of Section 2 of Decree No. 558/08 and Section 6 of Annex III of Decree No. 764/00, replaced by Decree No. 558/08.

ENACOM Resolution No. 8,770-E/16, issued on December 19, 2016, amends section 21 of the RGSU (General Regulation of the Universal Service), providing that programs developed in accordance with sections 19 and 20 of the Regulation will be awarded by Resolution of the ENACOM Board of Directors through any of the following mechanisms, as proposed by the Chairman of the ENACOM Board of Directors:

a) Direct implementation of the programs to entities included in section 8 paragraphs b) of Law No. 24,156, or

b) Public or private, national or international, single or multiple-stage auction or offering.

Priority will be given to projects to be developed in those municipalities that have adopted the regulations proposed in the code of good practices for the deployment of mobile communications networks developed by Argentine Federation of Municipalities and the Operators of Mobile Communications and supported by the former SC of the former Ministry of Federal Planning, Public Investment and Services on August 20, 2009 or those contemplating regulations of similar characteristics.

As of the date of issuance of these consolidated financial statements, there are still pending administrative appeals filed by Telecom Argentina in 2012 against several resolutions that rendered ineffective deductions in the SU payments with reference to several programs provided by Telecom Argentina in the “play” mode of the SU. The magnitudes of the deductions challenged by the Regulatory Authority are disclosed below in Note 2.h) “SU Fund in Telecom Argentina”, transforming the asset position of Telecom Argentina ($2,925) into a potential liability position. As a reference Telecom Argentina potential obligation of the SU for the period July 2007 to December 2017 represents approximately $799. However, the Company’s Management, with the assistance of its legal advisors, considers that has solid fact and legal arguments to defend the criteria that Telecom Argentina has held and holds with regard to the SU scheme.  Additional information is provided on Note 2.o) to these consolidated financial statements.

SU Fund in Telecom Argentina

Several years after the market’s liberalization and the effectiveness of the first SU regulations, incumbent operators have not received any set-offs for providing services as required by the SU regime and the LAD.

As of the date of issuance of these consolidated financial statements and in compliance with SC Resolution No. 80/07 and No. 154/10 and CNC Resolution No. 2,713 /07, Telecom Argentina has filed its monthly calculations since July 2007 for the review of the Regulatory Authority and estimated a receivable of $2,925 (unaudited). This receivable has not yet been recorded as of December 31, 2017 since it is subject to the approval of the SU programs, the review of the Regulatory Authority and the availability of funds in the SU Trust.

On April 8, 2011, the SC issued Resolution No. 43/11 notifying Telecom Argentina that investments associated with “High-Cost Areas” – amounting to approximately $2,691 since July 2007 to date and which are included in the abovementioned receivable - did not qualify as an Initial Indicative Program. Telecom Argentina filed a claim on this resolution.

Telecom Argentina was notified of SC Resolutions No. 53, 54, 59, 60, 61, 62, 69 and 70/12, pursuant to which the “Special Service of Information 110”, the “Discounts for Retired People, Pensioners and Low Consumption Households”, the services of “Social Public Telephony and Loss-Making Public Telephony”, the “Services and Discounts relating to the Information Society Program argentin@internet.todos”, the “Services for Deaf-Mute People”, the “Free Access to Special Emergency Services and Special Community Services”, the “Value Added Service 0611 and 0612” and the “Long Distance Semipublic Service “, respectively, did not qualify as an Initial Indicative Program, pursuant to the terms of Article 26 of Annex III of Decree No. 764/00, and that, they did not constitute different services involving a SU provision, and therefore they cannot be financed with SU Funds, pursuant to the terms of Article 2 of Decree No. 558/08.

Telecom Argentina’s Management, with the advice of its legal counsel, has filed appeals against SC Resolutions Nos. 53, 54, 59, 60, 61, 62, 69 and 70 presenting the legal arguments based on which such resolutions should be revoked. The deductions that were objected by the SC Resolutions amount to approximately $1,033 and are included in the credit balance mentioned in the second paragraph.

As of the date of issuance of these consolidated financial statements the resolution of this appeal is still pending.

On September 13, 2012, the CNC required Telecom Argentina to deposit approximately $208. Telecom Argentina has filed a recourse refusing the CNC’s request on the grounds that appeals against the SC Resolutions are still pending of resolution.

As of the date of issuance of these consolidated financial statements, although it cannot be assured that these issues will be favorably resolved at the administrative stage, Telecom Argentina’s Management, with the assistance of its legal advisors, considers that it has solid legal and de facto arguments to support the position of Telecom Argentina.

SU Fund in Personal

Since January 2001, Personal has recorded a liability related to its obligation to make contributions to the SU Fund. In addition, since July 2007 and in compliance with SC Resolution No. 80/07 and No. 154/10 and CNC Resolution No. 2,713/07, Personal deposited the correspondent contributions of approximately $112 into an account held under their name at the Banco de la Nación Argentina in January 2011.

During the first quarter of 2011, the above -mentioned funds were transferred to the trustee’s escrow account, in compliance with the provisions of SC Resolution No. 154/10 previously described. Since January 2011, the SU Fund monthly contributions were made into such escrow account.

On January 26, 2011, the SC issued Resolution No. 9/11 establishing the “Infrastructure and Facilities Program.” The Resolution provided that telecommunication service providers could contribute to investment projects under this program, exclusively the amounts corresponding to their pending obligations of investment contributions born under Annex III of Decree No. 764/00, before the effective date of Decree No. 558/08.

In March 2011, Personal submitted to the SC a $70 investment project, pursuant to SC Resolution No. 9/11, for the development of a network infrastructure in locations in the Northern Region of Argentina with no mobile coverage. Personal submitted its calculations from 2001/2007 related to the mentioned project to be financed through its own SU contribution of such periods as required by the SC.

On April 9, 2014 Personal filed an amended proposal for the project within the scope of resolution No. 9/11, pursuant to the SC’s request. This new filing consists only of additional detailed information about the project’s scope. As of the date of issuance of these consolidated financial statements the Project is pending of approval.

On July 5, 2012, the SC issued Resolution No. 50/12 pursuant to which it notified that the services referred to by the Mobile Communications Services Providers, which were filed as High Cost Areas or services provided in non-profitable areas, services provided to clients with physical limitations (deaf-mute and blind people), rural schools, and the request relating to the installation of radio-bases and/or investment in the infrastructure development in various localities, did not constitute items that may be discounted from the amount of contributions to the SU pursuant to the last part of Article 3, of Resolution No. 80/07, or Article 2 of Decree No. 558/08. It also provided that certain amounts already deducted would be used for investment projects within the framework of the Program of SC Resolution No. 9/11, or deposited in the SU Fund, as applicable.

Personal has filed an administrative action against SC Resolution No. 50/12 requesting its nullity. As of the date of issuance of these consolidated financial statements, this matter is still pending.

On October 1, 2012, responding to an SC’s requirement, Personal deposited under protest approximately $23 in the SU Fund, corresponding to the assessment of the SU services provided by Personal since the issuance of Decree No. 558/08, reserving its right to take all actions it may deem appropriate to claim its reimbursement, as informed to the SC and the CNC on October 15, 2012. Since August 2012, Personal is paying under protest of those concepts in their monthly affidavits.

It cannot be assured that this issue would be favorably resolved in the administrative stage, or, later at a judicial stage.

i) Spectrum

SC Resolution No. 38/14

On July 7, 2014, SC Resolution No. 38 was published in the Official Gazette which announced a Public Auction process (the “Auction process”) for the awarding of the remaining frequencies of the Personal Communication Services (PCS), of the Cellular Mobile Radiocommunication Services (SRMC), as well as those of the new spectrum for the Advanced Mobile Communications Service (SCMA) recently created.

The Terms and Conditions organized the aggregate of the spectrum to be auctioned in 10 Lots, being the first one to be auctioned exclusively among entering operators. The Public Auction took place on October 31, 2014. Personal presented its economic bids and was awarded Lots 2, 5, 6 and 8. Telefónica Móviles Argentina S.A. (Movistar), América Móvil S.A. (Claro) and Arlink S.A also participated in the Auction.

Through SC Resolution No.79/14 the SCMA service was awarded to Personal, while through SC Resolutions No. 80/14, 81/14, 82/14 and 83/14 that were published in the Official Gazette on November 27, 2014, the following frequency bands were awarded to Personal:

SC Resolution	Lot No.		Frequency Band	Exploitation area/ (Service)	Amount paid (in millions of US$)	Capitalized cost of acquisition (in millions of $)
80/14	5	PCS	1890-1892.5 MHz and 1970-1972.5 MHz	Northern (3G)	5.0	43
81/14	2	SRMC	830.25-834 MHz and 875.25-879 MHz	AMBA (3G)	45.0	387
82/14	6	PCS	1862.5-1867.5 MHz and 1942.5-1947.5 MHz	Southern (3G)	6.0	51
83/14	8	SCMA	1730-1745 MHz and 2130-2145 MHz	Country (4G) partial awarding	354.7	3,049
					410.7	(*) 3,530

(*) Includes $18 corresponding to the tax on debits to bank accounts that were capitalized in the cost of the licenses.

Personal paid for the awarded frequency bands, and also constituted the corresponding performance guarantees. In the case of Lot No. 8, the payment was made on account of the single and total price offered for this Lot.

Personal asked that the assignment of the Frequency Bands for the SCMA services in Lot No. 8, which was partially awarded to Personal through SC Resolution No.83/14, be completed and reserved the applicable rights.

The full awarding of Lot No. 8 became essential for compliance with the commitments foreseen in the Auction Terms and Conditions. Once the awarding process was completed, Personal had access to SCMA Frequency Bands 713-723/768-778, and had to pay the equivalent to US$ 247.3 million (pending balance of the auction’s amount), and give a warrant of accomplishment of 15% of such amount.

The Auction Terms and Conditions provided authorizations for the use of the auctioned frequency bands for a period of fifteen (15) years from the notification of the award. After this deadline the Regulatory Authority would extend the terms of use upon formal request of the awarded operator (which price and conditions would be set forth by the Regulatory Authority).

The Auction Terms and Conditions also established strict coverage and network deployment commitments which require significant investments to Personal. Additional information is provided in Note 18.e) to these consolidated financial statements.

Through SC Resolution No. 25/15, issued on June 11, 2015, Personal was assigned the rest of Frequency Bands which composed Lot 8 and that were pending of assignment by the SC.

On June 25, 2015 Personal paid the offered amounts corresponding to the awarded Frequency Bands (which were equivalent to US$247.3 million) pursuant to the provisions of the Auction Terms and Conditions and its complementary clarifying documents, as a result of which the whole amount of the sum offered for Lot 8 was paid. In addition, in its bid documents, Personal stated that such Lot formed a unique and comprehensive block for purposes of complying with the obligations undertaken in connection with the deployment of the SCMA, also expressing that the Federal Government has the obligation to cause the awarded bands to be free from occupants and interferences.

SC Resolution No.18/14, provided that the 698 to 806MHz frequency bands had to be disengaged before a two years deadline. Expired that period, the irradiating systems involved in the migration had to finish their emissions.

As of the date of issuance of these consolidated financial statements, the deadline provided by SC Resolution No. 18/14 for the disengagement of the 698 to 806MHz frequency band expired on July 18, 2016. However, such frequency band continues to be busy.

ENACOM Resolution No. 6,396/16, published in the Official Gazette on July 22, 2016, provided that the licensees within the scope of the migration provided by SC Resolution No. 18/14 that are currently providing services within the 698 to 806MHz frequency band, may choose to: (i) temporarily continue providing their respective services in other frequencies corresponding to the bands allocated to the broadcasting service, particularly 512-698 MHz frequency band, subject to technical feasibility verified in each case, and for the term provided in section 2 of Resolution No. 6,396/16; or (ii) request the assignment of a bandwidth equivalent to that currently authorized, in 12.2 to 12.7 GHz destination band.

On the other hand, the “Authorization Agreement for the Use of Frequency Bands”, related to the bands awarded to Personal as a result of the public auction called pursuant to the provisions of SC Resolution No. 38/14 is still pending of execution by the Regulatory Authority.

According to the provisions of Decree No. 1,340/16, the term of the authorizations for the use of frequencies of the Advanced Mobile Communications Service, as well as the corresponding deployment obligations, will be computed from the actual migration of the services currently operating in these bands in Area II (AMBA) (additional information on the impact on the Company is disclosed in Note 3.j) and Note 18.e) to these consolidated financial statements).

On January 18, 2017, Personal filed a letter to ENACOM expressing its interest in participating in the Auction, Offering or Reattribution procedure/s of frequency bands timely available within the scope provided by Law No. 27,078 and consistent regulations, subject to the analysis of the conditions defined at that time. This includes the bands currently attributed to the Mobile Communications Service or Advanced Mobile Communications Service, as thus also any other band which, in the future, be attributed to the provision of such services among other frequencies in bands 2.5-2.6 Ghz, 3.4-3.7 GHz, 450 Mhz, 600 MHz, 700 MHz, 800 MHz, 850 MHz, 900 MHz, 1900 MHz, AWS, and extended AWS.

Regulations of Refarming with Financial Compensation and Shared Use of Frequencies

On January 31, 2017, Resolution of the Ministry of Communications 171-E 2017 was issued, approving the “Regulations of Refarming with Financial Compensation and Shared Use of Frequencies” (Reglamento de Refarming con Compensación Económica y Uso Compartido de Frecuencias). As a summary, the following provisions can be highlighted:

• Instructs ENACOM to analyze the technical feasibility and implement the allocation to the mobile service, with primary status, of the 450-470 MHz, 698-960 MHz and 2,300-2,400 MHz frequency bands. All of the above is to be used in the provision of SCMA or any other arising from technological developments.

• Provides the preventive suspension of the reception of awarding procedures in 1,427-1,518 and 3,300-3,600 MHz frequency bands.

• Modifies the spectrum cap, setting it in 140 MHz per provider for each area and/or operating location. For such purposes, the spectrum assigned to each company, its subsidiaries or controlling shareholders, directly or indirectly, or subject to common control or those holding more than 30% of the shares of another company, will be considered if, with such equity interest, holds a position of substantial influence in the decisions of such company. Any other subject or body may be included in the calculation of the spectrum awarded to any other subject or entity assigned to that spectrum when it is understood that any contractual linkage has been entered into to circumvent this limit.

• Instructs ENACOM to modify the “National Scheme of Attribution of Radio Spectrum Bands” (Cuadro Nacional de Atribución de Bandas del Espectro Radioeléctrico – “ER”) for the purpose of making available for MCS providers frequency bands suitable to that end.

• From the publication of the new bandwidth table and its respective channels, MCS providers will have a maximum of 15 working days to request their express assignment. Such allocations shall be made on equal terms and conditions as those required from other providers of similar service in the same band. This provision is complemented by section 9 of Resolution No. 1,034-E/17.

• The regulatory authority is delegated to ENACOM, who will provide the necessary complementary or explanatory rules for a better application of these provisions.

Through the Annex attached to the resolution, the “Refarming Regulation” is approved including a series of definitions that enable to properly understand the scope of the resolution.

In addition, ENACOM Resolution No. 1,033-E/17, issued on February 20, 2017 provided to allocate the frequency bands between 905-915 MHz, and 950-960 MHz to the Mobile Service with primary status, for the provision of the Advanced Mobile Communications Service.

ENACOM Resolution No. 1,034-E/17, also issued on February 20, 2017, allocated the frequency band between 2,500-2,690 MHz to the Mobile Service with primary status, and the use of the frequency band between 2,500-2,690 MHz for the provision of SCMA in addition to current services when their coexistence is possible.

On March 7, 2017 ENACOM Resolution No. 1,299-E/17 was published in the Official Gazette. This Resolution approved the Refarming Project with Financial Compensation and Shared Use of Frequencies to Nextel Communications Argentina SRL (“Nextel”), currently Telecom since the merger with Cablevisión S.A. –See Note 32, to provide the Advanced Mobile Communications Service, granting this company the registration for the provision of such service, and authorizing it to:

use frequencies between 905-915 MHz and 950-960 MHz in accordance with the provisions of ENACOM Resolution No. 1,033-E/17 and channels 7 to 10, and 7’ to 10’ in FDD mode, provided in the Annex of Resolution No. 1,034-E/17, for the provision of the Advanced Mobile Communications Service in locations and areas described in the Project approved by the Resolution.

use frequencies between 2,550-2,560 MHz, and between 2,670-2,680 MHz exclusively for migrating users from pre-existing services, for a 2-year period, term in which it should additionally resolve the final destination of those users. Once the migration is completed, or the 2-year term expires, whichever occurs last, Nextel may use channels 11 and 12, and the corresponding 11’ and 12’ in FDD mode, provided in the Annex to Resolution No. 1,034-E/17, for the provision of the Advanced Mobile Communications Service in locations and areas described in the Project hereby approved.

The Resolution provides as URV for the radio spectrum the following bands involved in the project:

900 MHz Band = 0.1841 (US$/MHz/inhabitant)

2,600 MHz Band = 0.0423 (US$/MHz/inhabitant)

RV for frequencies involved in the Project in FDD mode is set in US$178,419,397 calculated pursuant to Section 7 of MINCOM Resolution No. 171-E/17, based on the URV provided in the foregoing section.

The rule establishes that the following discounts and weighting factors will be applied, which shall be calculated pursuant to section 7 of MINCOM Resolution No. 171-E/17, and which in detail will be used in order to determine the amount of the Financial Compensation that will be part of the agreement to be settled.

Discounts:

- The amount equivalent to the frequencies of the spectrum whose return is provided in section 7 therein, and whose value will be calculated according to the URV provided in section 8 herein, as appropriate.

-The amount corresponding to the valuation of the Coverage Obligations provided by section 10 of the regulation.

Weighting Factors:

-The speed of networks and service deployment calculated from the amount of investment for the first five years, with respect to the total Project hereby approved.

-The speed of deployment of the Coverage Obligations provided in section 10 therein.

The implementation of the Project is subject to the issuance of the agreement specifying the terms, conditions, goals, obligations and other issues inherent to the provision of Advanced Mobile Communications Service.

ENACOM Resolution No. 3,687-E/17 call for the on-demand frequency allocation

ENACOM Resolution No. 3,687-E/17, published in the Official Gazette on May 12, 2017, provided the call for the on-demand frequency allocation of the 2,500 to 2,690 MHz radio spectrum, stating the procedure, obligations and compensations to be fulfilled by the Mobile Communications Service providers who qualify to participate, in accordance with the provisions of Section 4 of Decree No. 1,340/17.

The Resolution provided to group the frequency channels to be allocated in three (3) Lots: two (2) Lots of 30 MHz, containing three (3) frequency channels in the FDD mode each, and one (1) Lot of 40 MHz, containing two (2) frequency channels in FDD mode (20 MHz) and four (4) frequency channels in TDD mode (40 MHz) with a TDD channels trade option for a Lot of 10 MHz in FDD for two years extent if certain conditions are met, according to the channeling provided in ENACOM Resolution No. 1,034-E/17 and its amendment (ENACOM Resolution N° 1,956-E/17). According to the characteristics of the 2,500 to 2,690 MHz band, the authorization of use of the frequency channels that compose each Lot must be issued by each locality.

On May 24, 2017, Personal filed to ENACOM the Envelope with its On-demand Allocation Request, according to the provisions of Resolution No. 3,687-E/17.

On July 5, 2017, ENACOM notified Personal of its Resolution No. 5,478-E/17 through which the frequencies included in Lot A were assigned to Telefónica Móviles Argentina S.A., the frequencies included in Lot B were assigned to AMX Argentina S.A. and the frequencies included in Lot C were assigned to Personal (all of them stated in Annex I of ENACOM Resolution No. 3,687 E/17), in the locations detailed in the respective Annexes (attached to Resolution No. 5,478-E/17) as requested by each provider. The Resolution provides that the enforcement of its provisions will be operative, within the Departments of San Rafael, General Alvear and Malargüe, of the Province of Mendoza, once the judicial decision ordered by the Federal Court of San Rafael in the legal process entitled “CABLE TELEVISORA COLOR S.A. c/ PEN AND OTHER S/ AMPARO Ley 19,986-File No. 5,472/17” had been revoked.

The spectrum allocation will last 15 years since CABA plus other 13 areas are free of interference over a total of 18 provincial capitals plus Rosario, Mar del Plata and Bahia Blanca and will demand payment of up to approximately US$ 55.9 million (subject to certain compensation clauses for early or late releases) to be paid by localities released from interference on every January of the following year of the year of the effective release. The conditions for the spectrum allocation include certain obligations regarding the service launch by localities, penalty clauses for non-compliance with the deadlines established by localities (which would involve the frequency return plus a fine equivalent to 15% of the spectrum value of the locality involved) and certain guarantees required, among them, the deployment.

Spectrum in 700 MHz Band licenses (Paraguay)

On September 2017 the public consultation process was started for the auction of 700 MHZ band spectrum. The list of conditions was issued on October 30, 2017 and in December of the same year the prequalification of offerors was done being Núcleo one of the prequalified and having to pay a deposit of US$ 15 million in December 2017 (equivalent to approximately $278 as of December 31, 2017, and included in other current receivables). The process finished on January 4, 2018 with the simultaneous auction of 7 sub-bands of 5 + 5 MHz each one, Núcleo was awarded with two of them for an amount of US$ 12 million for each sub-band subject to the compliance with certain conditions provided by CONATEL’s resolution.

On February 27, 2018 the auction’s price was cancelled for US$ 9 million in compliance with CONATEL’s resolution.

j) SC Resolution No. 5/13 – Telecommunication service quality regulation

On July 2, 2013, SC Resolution No. 5/13 was published in the Official Gazette. This Resolution approved a “telecommunication service quality regulation”, establishing, among others, new quality parameters required for telecommunication services provided through mobile and fixed public networks, for all the operators in Argentina, as well as the obligation to provide periodic information to the CNC.

CNC Resolution No. 3,797/13 was published in the Official Gazette on November 13, 2013, supplementing SC Resolution No. 5/13 and approving the Audit Procedures and Technical Verification of Service Quality Regulation of Telecommunications Services Manual.

Pursuant to the provisions of CNC Resolution No. 3,797/13, Telecom Argentina and Personal have submitted their respective “Technical Reports” (detailed technical specifications of the measurement process) and have made their submissions providing the required information pursuant to the provisions of SC Resolution No. 5/13.

On August 14, 2014 the CNC notified Telecom Argentina and Personal that the audits and technical verifications that the Regulatory Authority shall perform on the supply of services regarding licenses of Telecom Argentina and Personal will be performed following the processes and methods of measurement exhibited in the respective presentations of the “Technical Reports.” The CNC also notified Telecom Argentina that these shall be carried out using the principles set forth in SC Resolutions No. 5/13 and CNC No. 3,797/13. Notwithstanding, the CNC developed verification tasks of the mobile services by means of tests of calls and data with measuring mobile devices in different locations of the country using procedures different from those defined in the Quality Regulation and published the results at “quenosecorte.gob.ar.”

Within the scope of said verifications, the CNC initiated penalty processes against Personal for alleged non-compliance with CNC Resolution No. 3,797/13. The Management of the Company has in a timely basis submitted its solid legal defense against these claims.

Since the enforceability of this Resolution is subject to the compliance of certain steps for its implementation with the previous approval of the Regulatory Authority, Telecom Argentina and Personal have carried out the corresponding reservations of their rights in each of their submissions. In addition, Telecom Argentina has stated in its different submissions that, due to the special circumstances that affected its tariff structure, the compliance of the burdensome operative and customer service parameters set forth in SC Resolution No. 5/13 should not apply.

k) Regulation of Virtual Mobile Operators

SC Resolution No. 68/14, published in the Official Gazette on October 28, 2014, approved the Regulation of Virtual Mobile Operators (“VMO”) and the Basic Requirements for VMO Agreements. Among its provisions, the Resolution states that the Network Mobile Operators (“NMO”) that have spectrum and infrastructure, shall annually file a reference offer for those interested in providing services as VMO, in which they will set forth the technical and economic conditions, which shall be reasonable and non-discriminatory.

The Resolution also provides the modalities and procedures for the provision of such services. According to article 2 of the Annex of the Resolution, the Regulation is applicable to SCMA.

Ministry of Communications Resolution No. 38/16, issued on May 5, 2016, approved the new Regulation of Virtual Mobile Operators (“VMO”) and revoked SC Resolution No. 68/14, which had approved the Regulation of Virtual Mobile Operators previously provided by former SC.

The mentioned Resolution provides that Network Mobile Operators (“NMO”), which have spectrum and infrastructure (among them, Personal), must submit, within 120 calendar days since the Resolution publication, a Reference Offer (“the RO”) for those interested in providing VMO services. The RO must be published annually in the NMO and on the Regulatory Authority official web site, and shall provide the economic and technical conditions (that will be freely established between the parties, reasonable, and non-discriminatory), clearly detailing the prices and conditions of each of the benefits and services to be provided.

This new Regulation is applicable for Mobile Communications Service (SCM), which includes Mobile Telecommunication Services (STM), Cellular Mobile Radio-communications Services (SRMC), Personal Communications Services (PCS) and Mobile Advanced Communications Services (SCMA). The Resolution also provides the procedures for the Services Agreements subscription between the NMO and the VMO, which will determine the terms and conditions under which the NMO will provide telecommunications network access and, where appropriate, telecommunications network interconnection the VMO.

On September 1, 2016, Personal filed a presentation to the Ministry of Communications through which it exposed substantial grounds for finding essential the suspension of the deadline for submission of the OR provided in Section 2 of Ministry of Communications Resolution No. 38/16, until the 700MHz frequencies comprising Lot 8 (awarded and paid by Personal) were in full conditions of use and until the spectrum of Lot 1 of the Frequency Bands Public Auction developed by SC Resolution No. 38/14 was allocated and “on-air.” Through the mentioned presentation it was also requested: a) the removal of Section 10 of Annex I of the above-mentioned rule (which does not allow agreements with VMO on an exclusive basis); b) that ENACOM enclose interference measurements carried out in the 700MHz Band awarded to Personal; and c) that ENACOM informs whether it has definitively resolved all the claims filed by the users of such band.

Notwithstanding its presentation, on January 12, 2017, ENACOM charged Personal for non- compliance with the RO presentation. Personal has submitted its discharge rejecting the accusation and has submitted its RO, which validity is subject to the resolution of the legal issues exposed in its submissions.

l) Decree No. 798/16: National Plan for the Development of Competitiveness Conditions and Quality of Mobile Communications Services

Decree No. 798 published in the Official Gazette on June 22, 2016 – issued within the scope of the Ministry of Communications– approved the National Plan for the Development of Competitiveness Conditions and Quality of the Mobile Communications Services, which has its strategic focus on encouraging greater efficiency in the market, with quality services at fair and reasonable prices.

The above mentioned plan provides that within 90 days the Ministry of Communications shall (i) start the process of adaptation of the scheme approved by Resolution SC No. 157/97 (CPP scheme) to the provisions of the LAD; (ii) update the General Regulation of MCS customers along with the process initiated by the Resolution SC No. 12/13, proving for the existence of mechanisms that would allow customers to access information about the quality of the service and to get benefits and/or compensation in their services in case of non-compliance with the established quality standards; (iii) start the process of adaptation of the “Regulation on Administration, Management and Control of Frequency Bands” (“Reglamento sobre Administración, Gestión y Control del Espectro Radioeléctrico”), to the provisions of the LAD, in order to introduce greater competitiveness in all services; (iv) update the “National Scheme for the Granting of Frequency Bands” (Cuadro Nacional de Atribución de Bandas del Espectro Radioeléctrico) so as to increase the availability of frequencies for the provision of mobile communications services, for which purpose the procedures provided in section 30 of the LAD will be initiated; (v) incorporate to the “Universal Service General Regulation” (Reglamento General del Servicio Universal) approved by Resolution ENACOM No. 2.642/16, the granting of priority to consider -in programs with SU Funds- projects eligible to be developed in those Municipalities which have adopted the legislation proposed in the “Code of Good Practices for the Deployment of Mobile Communication Networks” (Código de Buenas Prácticas para el Despliegue de Redes de Comunicaciones Móviles) provided by the “Argentine Federation of Municipalities and the Operators of Mobile Communications” (Federación Argentina de Municipios y los Operadores de Comunicaciones Móviles) and supported by the former SC of the former Ministry of Federal Planning, Public Investment and Services on August 20, 2009, or those contemplating rules of similar characteristics that would not prevent, in fact or Law, the deployment of such networks; (vi) develop a National Contingency Plan for disaster situations; and (vii) Update the National Interconnection Regulations and Licensing for Telecommunications Services and the Scheme of Portability Number approved by Resolution SC No. 98/10.

This Decree also provides that the Ministry of Communications, through the ENACOM, shall, in a 60-calendar-day term, prepare measurement protocols that would enable to show the quality perception of MCS users, taking into account UIT parameters, and review and update quality standards for the ICT service networks through all the corresponding areas.

In addition, the ENACOM shall perform measurements of non-ionizing radiations in order to control that these remain within non-harmful levels to human health, and the “Administration Agency for State Property” (Agencia de Administración de Bienes del Estado - AABE) shall in its role as governing Body of the state property policy, perform procedures and administrative acts and relevant contracts to grant the use for valuable consideration of terraces, roofs, towers, solar and/or any installation, plant or property sector of the State that are suitable for the installation of supporting structures of antennas, equipment and installations associated with telecommunications, information technologies and communications and/or audiovisual communication services. The AABE will make available for the licensees of such services and for independent companies sharing passive infrastructure, the listing of state properties potentially suitable for such facilities.

Among other aspects, the Decree provides that, as a way to encourage the rapid deployment of networks and the infrastructure sharing, rent fees will not be charged for a 1-year period for the use of state property in which base stations are installed within 3 months of publication of the rule in the Autonomous City of Buenos Aires, or within 6 months in the rest of the country. Under the same condition, this period will be extended to 3 years when the infrastructure is shared by two Mobile Services Licensees, and to 4 years when it is shared by more than two. Identical benefit will be granted if it is a sharing independent company of passive infrastructure, and the above conditions are met.

In this regard, it is worth mentioning the agreement signed on April 27, 2016 between Personal, AMX Argentina S.A., Telefónica Móviles Argentina S.A., the Ministry of Communications and the Government of the City of Buenos Aires, to facilitate the deployment of network infrastructure in the area of Comuna 1 of the Autonomous City of Buenos Aires, including the use of roofs and luminaries of the GCBA.

Through Resolution No. 5/2017 of the Ministry of the Interior, Public Works and Housing Court of Appraisals of the Nation (February 1, 2017), initial monthly rent fees for the year 2017 were approved, for the use against payment of terraces, roofs, solar towers or any installation, plant or sector of state property that are suitable for the installation of supporting structures of antennas, equipment and installations associated with telecommunications, information technologies and communications and audiovisual communication services.

m) “Tax Stability” principle: impact of variations in social security contributions

On March 23, 2007, the SC issued Resolution No. 41/07 relating to the impact of variations in social security contributions occurring after November 8, 1990 and the proposed use for the resulting savings and increases in contribution rates that have occurred.

Telecom Argentina had recorded a liability related to the savings caused by reductions in the levels of social security contributions initially earmarked for the Argentina@internet.todos Program. The mentioned savings were substantially generated during fiscal year 2000. Resolution No. 41/07 allowed Telecom Argentina to recover the increases in social security contributions that it has to pay as a consequence of the increase in social contributions rates.

Within this context and considering applicable the principle of tax stability provided by the Transfer Agreement approved by Decree No. 2,332/90, the Resolution authorized the aforementioned savings being offset with the amounts arising from the application of the mentioned increases.

The offset of both concepts and the determination of a balance, were subject to the audit results performed by the Regulatory Authority according to the information provided by Telecom Argentina. The mentioned audit was performed during the third quarter of 2007. Telecom Argentina took knowledge of the proceedings, in which the CNC recognized a receivable arising from increases in social contributions within the scope of Resolution No. 41/07, and cancelled payables arising from reduction in social contributions taxes with the Regulatory Authority and other sanctions imposed to Telecom Argentina.

As of December 31, 2017, Telecom Argentina has a net receivable of $33 which, in addition to the receivable of $23 corresponding to the Impuesto a los Débitos y Créditos bancarios (“IDC”) as explained below, is included in under the item “Other receivables” in these consolidated financial statements.

Since Resolution No. 41/07 provides Telecom Argentina the right to offset receivables with existing and/or future regulatory liabilities and, given Telecom Argentina’s intention to exercise this right, the receivable was recorded net of several provisions. As of December 31, 2017, the provisions which can be offset with the receivables arising from Resolution No. 41/07 and from IDC amounted to $56.

It should be noted that, as of December 2008, the Company began to transfer to its customers the highest social contributions accrued as of October 2008 applying the same methodology used for the transfer of the IDC.

n) Tax on deposits to and withdrawals from bank accounts charged to customers

On February 6, 2003, the Ministry of Economy and Public Finance, through Resolution No.72/03, defined the method to allow, going forward, rate increases on Basic Telephone Services reflecting the impact of the IDC. The amount of tax charged must be shown separately in customers’ bills. Telecom Argentina has determined the existence of a remaining unrecovered amount of approximately $23 that arose before the issuance of Resolution No.72/03.

In April 2007, Telecom Argentina provided the CNC with supporting documentation about this amount and in May 2007 filed its preliminary economic evaluation to the Regulatory Authority. Telecom Argentina took knowledge of the Regulatory Authority’s documentation which corroborates the amount claimed by it and provides a similar offsetting method pursuant to Resolution No.41/07 (as described in “—Tax Stability principle: impact of variations in Social Security contributions” above). As a result, Telecom Argentina recorded as “Non-current Other receivable” a total of $23. This receivable is also included in the provisions for regulatory matters described above.

o) Renegotiation of the contract with the public administration

Convertibility period of the peso to the US dollar: dollarization of rates

On November 28, 1991 Telecom Argentina and Telefónica signed an agreement with the Argentine government related to the rate regime, which was ratified by Decree No. 2,585/91 and was effective from December 18, 1991. The most relevant aspects included in this agreement that amended the rate regime provided by the Transfer Agreement were:

-     The rate, measured in basic telephone pulses, was set in US dollars, adjustable twice a year (April and October) based on the variation of the U.S. C.P.I. (all items). These rate adjustments did not require the prior approval of the Regulatory Authority. Since 2000 these rate adjustments were not applied according to agreements signed with the SC, which delayed its implementation. Subsequently, in October 2001, an injunction prevented the continuity of application.

-     The customers billing continued performing in local currency.

Rates pesification: regulated public services rates freezing

On January 6, 2002, the Argentine Government enacted Law No. 25,561, “Ley de Emergencia Pública y Reforma del Régimen Cambiario” (the “Public Emergency Law”). This Law, by Article 8, annulled adjustment clauses in dollars or other foreign currencies and indexation clauses based on price index and any other indexation method. As a consequence, from that date Telecom Argentina’s rates were set in pesos at the exchange rate P$1 per US$ 1. As a consequence, regulated fixed service tariffs remained frozen until the end of the year 2015. Such freezing of tariffs violated the Transfer Contract and regulations that supplemented it.

Transfer Agreement and the resolution of the regulatory issues that negatively affected the operations of Telecom Argentina since the enactment of the Public Emergency Law and the Exchange Regime System Reform in January 2002 (pesification of rates, lack of compensation for SU features, increased penalties for delays in repairing and installation in fixed telephony, etc.), have not been fulfilled by the National Government making it responsible for the damages caused.

Additional information on Telecom Argentina’s tariffs pesification, Letters of Understanding with the National Government/UNIREN and Price Cap are presented in consolidated financial statements of prior years.

p) ENACOM Resolution No. 5,641-E/2017

Through this Resolution, published on December 22, 2017, the ENACOM decided:

1.- To extend until January 1, 2019 the term for the Licensees referred to in Section 94 of Law No. 27,078 to start providing subscription broadcasting services by means of physical or radio-electric link in those locations in Argentina that do not fall within the scope of the second paragraph of Section 5 of Decree No. 1,340/16, which have less than 80,000 inhabitants. To extend until January 1, 2019 the term for the Licensees referred to in Section 94 of Law No. 27,078 to start providing subscription broadcasting services by means of physical or radio-electric link in those locations in Argentina that do not fall within the scope of the second paragraph of Section 5 of Decree No. 1,340/16, which have more than 80,000 inhabitants and where those services are rendered only by Cooperatives and Small-and-Medium Sized Companies.

2.- To provide that in all those locations in Argentina that do not fall within the scope of the second paragraph of Section 5 of Decree No. 1,340/16, whatever the size of their population, where the Subscription Broadcasting Service by means of physical or radio-electric link is rendered by, at least, a licensee that has more than 700,000 subscribers nationwide, the Licensees mentioned in Section 94 of Law No. 27,078 may start providing services as from January 1, 2018.

3.- The Licensees mentioned in Section 94 of Law No. 27,078 (among them, Telecom) that are authorized to provide Subscription Broadcasting Service by means of physical or radio-electric link pursuant to Section 2 of said law may not make an integrated offering to provide said service with the rest of the services that they are currently providing in those locations until January 1, 2019.

4.- To provide that in those locations in Argentina where subscription broadcasting services by means of physical or radio-electric link are not provided, the Licensees mentioned in Section 94 of Law No. 27,078 may, as from January 1, 2018, request authorization to provide services in the respective coverage areas, subject to an evaluation by the ENACOM.

q) Other Regulations

Buy Argentine Act

According to the provisions of Article 1 of Law No. 25,551, which is regulated by Decree No.1,600/02, Telecom Argentina, as a public fixed telephone service licensee, and their respective direct subcontractors, shall give preference to the purchase or lease domestic goods and services.

Article 2 of the mentioned law provides that a good or service is of domestic origin when it has been produced or extracted in Argentina, provided that the cost of raw materials, supplies or nationalized imported materials do not exceed 40% of the goods or services gross production value.

Article 3 of the mentioned law provides that the preference established in Article 1 to domestic goods or services will apply when, for identical or similar goods or services, under cash payment terms, the price is equal to or lower than the price of imported goods or services, increased by 7% when the offering of the good or services is carried out by companies qualified as SME, and 5% when the offering of the good or services is carried out by other companies. For comparison purposes, the price of imported goods shall include import duties and taxes and all expenses required for its nationalization.

The mentioned law provides that the hiring companies shall announce their tenders in the Official Gazette as required by the regulation involved, so as to provide all possible bidders timely access to information that enables them to participate in the mentioned tender. It is worth mentioning that the communication provided in the hiring processes law for purchases subject to the Buy Argentine Act, establishes a considerable period prior to the issuance of the purchase order. The mentioned Act also establishes criminal sanctions for non-compliance.

Relating to services acquisitions, Decree No.1,600/02 refers to Law No. 18,875, which provides the obligation to hire only companies, consultants and domestic professionals, as defined in the mentioned Law. Any exceptions must be approved by the competent Ministry.

In August 2004, the CNC Resolution No. 2,350/04, approved the “Procedure for the accomplishment of the Buy Argentine Act”, which includes the obligation to submit semiannual affidavits related to the compliance with the Act. The Act provides an administrative sanctions procedure for non-compliance with this information procedure.

It is worth mentioning that this Act provides to Telecom Argentina less operational flexibility related to, among other matters, the terms lengthening in tenders, authorizations management prior to acquisitions and higher administrative expenses for the required semiannual information submission.

“ENACOM Resolution No. 4,656-E/2017 – Model Agreement for the authorization for infrastructure sharing”

The Board of Directors of ENACOM issued Resolution No. 4656-E/2017, published in the Official Gazette on June 12, 2017, approving the model agreement for the “Authorization for the Sharing of Active and / or Passive Infrastructure , Automatic Roaming and Goals of Service” to be celebrated with each of the current providers of the Advanced Mobile Communications Service (“SCMA”) who were awarded with the frequency bands for the provision of the Personal Communications service (“PCS”), the Cellular Mobile Radiocommunication Services (“SRMC”) and the SCMA approved by SC Resolution No. 38/2014, delegating to the President of ENACOM the powers to subscribe the agreement within 15 working days .

On August 8, 2017, the ENACOM notified Personal through ENACOM Note No. 206/2017, the concession of a 15-day period to coordinate the signing of the Authorization Agreement for the Sharing of Active and / or Passive Infrastructure, Automatic Roaming and Goals of Service. Personal presented the required documentation.

On November 2, 2017, the ENACOM issued Resolution No. 3420-E/2017, through which it was decided to extend the delegation made in Resolution No. 4656-E/2017 for a 180 day-period.

As of the date of issuance of these consolidated financial statements, the agreement is still pending of subscription.

Consultation documents under the “General Regulation of Public Hearings and Consultation Documents for Communication Services” provisions and “General Regulation for the Participatory Elaboration of Standards”

Telecom Argentina and Personal have timely filed through the ICT Secretary their opinions and proposals for the following consultations and documents issued during 2017:

•	Document “Consultation on ICT Network Service Quality”, issued through SECTIC Resolution No. 3-E/17 issued on March 13, 2017;
•	Document “Interconnection and Access General Regulation Project”, issued through SECTIC Resolution No. 2-E/17, issued on March 13, 2017;
•	Document “Public Hearing for Internet Matters”, issued through SECTIC Resolution No. 7-E/17, issued on May 12, 2017;
•	Project “Number Portability Regulation” (including fixed telephony service), issued through SECTIC Resolution No. 1-E/17, issued on September 29, 2017.
•	Project “Regulation of the ICT Services’ quality”, issued through Resolution 2-E/2017, issued on December 14, 2017.

New General Rules Governing ICT Services Licenses

On January 2, 2018, the Ministry of Modernization issued Resolution No. 697/2017, whereby it approved the new General Rules Governing ICT Services Licenses. This Resolution repealed the General Rules approved through Annex I of Decree No. 764/2000, as from the date it became effective (February 1, 2018), and it also repealed ENACOM Resolutions No. 2,483/2016 and No. 1,394/2016 (except for Section 12 of its Annex I, which will remain in effect).

New General Rules Governing ICT Services Customers

On January 4, 2018, the Ministry of Modernization issued Resolution No. 733/2017, whereby it approved the new General Rules Governing ICT Services Customers. This Resolution will become effective on March 5, 2018, repealing SC Resolutions No.490/1997, and Annexes I and III of SC Resolution No. 10,059/1999 and its supplementing regulations. Annex II of SC Resolution No. 10,059/1999 shall remain in effect, as applicable, until the enactment of the penalty regime provided under Section 63 of Law No. 27,078. Such New General Rules repeal the current general rules governing mobile and basic telephony services customers, thus becoming the only general rules that govern ITC services customers, including Internet access services and subscription broadcasting services.

The Company is evaluating the impact of certain regulations (such as the 180-day period during which prepaid credit can be used) and analyzing eventual actions against other regulations that would violate its rights (for example, Section 56, which provides for compensation in favor of the customer, and Section 79, which establishes the obligation to replace any channels eliminated from the programming grid with other channels of similar quality.)

Decree No. 1,060/2017 - Development of mobile communication services networks

This Decree, published in the Official Gazette on December 21, 2017, provides for the facilitation of the development of mobile communication services networks, establishing, among other provisions, that the jurisdictions and agencies comprised in subsections a) and b) of Section 8 of Law No. 24,156 shall ensure information technology and communication services licensees and independent operators of passive infrastructure multiple or shared access, for consideration, to passive infrastructures for the deployment of networks under neutral, unbiased, transparent, fair and non-discriminatory conditions, without the possibility of granting any exclusiveness or preference whatsoever, in fact or in law, provided that such access does not compromise the continuity and security of the services provided by its holder.

For the purposes of this Decree, an Independent Operator of Passive Infrastructure is any individual or legal entity that, without being an information technology and communication services provider, has aerial, ground or underground infrastructure serving as support to networks to render those services, mainly comprised of towers, masts, posts, ducts, channels, conduits, cameras, cables, easement, right of way, optic fiber laying, antennae. Independent operators of passive infrastructure will not be required to have a license, authorization or permit to lease their infrastructure, notwithstanding the obligation to notify the ENACOM of the beginning of their activities to be entered in the registry that said agency will keep to that effect and to comply with the reporting obligations, as required. These operators may not have any legal title whatsoever granting them exclusiveness or preference for the deployment of infrastructure.

The Decree also provides that:

1) The Ministry of Modernization:

a.     shall issue comprehensive general rules with supplementary regulations for infrastructure  sharing;

b.     shall develop, within a term of 180 days, a multi-year spectrum plan in order to maximize and    increase the radio electric resources for the deployment of next-generation mobile networks and mobile services and mobile communication services in order to support traffic growth and improve service quality;

c.     shall issue supplementary or clarifying regulations relating to Section 29 of Law No. 27,078, establishing efficient procedures and avoiding distortions in competition;

d.     shall identify radio electric spectrum frequency bands for the development of new services and wireless applications and issue regulations allowing for their shared and unauthorized use.

2) It shall substitute Section 3 of Decree No. 798 dated June 21, 2016 with the following:
“SECTION 3.- Mobile communications service (SCM, for its Spanish acronym) is defined as wireless telecommunications service with multiple capabilities which, irrespective of its operating frequency, through the use of mobile network architectures and the use of digital access technology, supports low and high user mobility, allows for the interoperability with other fixed and mobile networks for worldwide roaming.

It comprises Mobile Telephone Service (STM), Cellular Mobile Radiocommunications Service (SRMC), Personal Communication Service (PCS), Mobile Advanced Communications Service (SCMA, for its Spanish acronym) and their technological evolution.”

3) The frequencies that are allocated and authorized to render radio electric trunking services (“SRCE”, for its Spanish acronym) may only be used to provide those services. The ENACOM may allocate frequencies to provide SCM and demand the return of the frequencies and migration of services pursuant to Section 28 and 30 of Law No. 27,078, and its regulations, or, at the request of the interested party, apply Section 4, subsection b) of Decree No. 1,340 dated December 30, 2016, and its regulations, establishing an economic compensation in favor of the National Government.

4) SBT licensees may provide this service through the use of radio electric spectrum frequencies using those allocated for the provision of 4G mobile services, notwithstanding the provision of fixed telephone service pursuant to Section 2, subsection a) of the Personal Communications Service (PCS) General Rules approved as an annex to Section 1 of Decree No. 266 dated March 10, 1998, through the execution of agreements with the licensees of those frequencies, which shall be reported to the ENACOM.

5) Delegate on the Ministry of Modernization the power to issue the penalty rules provided under Section 63 of Law No. 27,078, which shall repeal the current rules approved under Decree No. 1,185 dated June 22, 1990, as amended and supplemented.

Registrations and authorizations to use the spectrum that are now held by the Company as a result of corporate reorganizations:

1)Telecom Personal S.A.:

On November 24, 2017, Telecom Argentina and Telecom Personal S.A. were served with ENACOM Resolution No. 4,544-E/2017, whereby that agency decided:

(i) to authorize Telecom Personal to transfer in favor of Telecom Argentina the registrations of Mobile Telephone Services, Cellular Mobile Radiocommunications Services; Personal Communications Services Area I, II, III, and Mobile Advanced Communications Services, as well as the resources, permits and frequencies granted in its name;

(ii) to revoke the licenses granted to Telecom Personal to render Data Transmission, Value Added and National and International Long-Distance Telephone Services;

(iii) to authorize the transaction reported by Telecom whereby the controlling companies Sofora Telecomunicaciones S.A. and Nortel Inversora S.A. are dissolved without liquidation pursuant to the Bidding Terms and Conditions approved under Decree No. 62/1990.

2)            Cablevisión S.A.

On December 22, 2017, Telecom Argentina and Cablevisión S.A. were served with ENACOM Resolution No. 5,644-E/2017, whereby that agency decided, among other things, to authorize Cablevisión S.A. to transfer in favor of Telecom Argentina:

(i) The Registration of physical and/or radio electric link broadcasting services, including the permits/frequencies required to provide radio electric link broadcasting services, as well as the area authorizations to provide those services (via physical and radio electric link), which may operate in Area II, defined as provided under Decree No. 1,461/93, as amended, and the city of Rosario, Province of Santa Fe, and the city of Córdoba, Province of Córdoba, as from January 1, 2018, as provided under Section 5 of National Decree No. 1,340/2016, and in the rest of the areas authorized on the dates and in the modalities provided under ENACOM Resolution No. 5,641/2017 dated December 20, 2017;

(ii) The Registration of the Radio Electric Trunking Service (SRCE); and

(iii) The authorizations and permits to use frequencies and allocations of numbering and sign-posting resources to provide the above-mentioned services held by Cablevisión S.A., pursuant to effective regulations, and the agreement executed by Nextel Communications Argentina S.R.L. on April 12, 2017 (IF-2017-08818737-APN-ENACOM#MCO), whereby Telecom Argentina, in its capacity as absorbing company of Cablevisión S.A., shall, within a term of two years as from the date on which the merger is approved by the National Antitrust Commission and the ENACOM or any agency that may substitute them in the future, return the radio electric spectrum that exceeds the limit set under Section 5 of Resolution No. 171-E/17 issued by the Ministry of Communications and/or any regulation that may repeal it in the future. To those effects, the Company shall file with the ENACOM, no later than one year in advance upon the expiration of the two-year term, a proposal to conform to that limit. The ENACOM may accept the proposal, reject it and/or request a new filing with any changes it may deem appropriate.

In addition, through that Resolution, the ENACOM authorized the change of corporate control, pursuant to Section 33 of the LGS, in Telecom Argentina once the merger became effective and the shareholders agreement dated July 7, 2017 entered into effect, as a result of which Cablevisión Holding S.A. became the legal controlling company of Telecom Argentina as surviving company of Cablevisión S.A.

Said Resolution also approved:

(i) The relinquishment of the services registrations that are currently non-operative that had been requested by Cablevisión S.A. (SAP, SRC, STP, SLV and SAVR) and by Telecom (SRC); and

(ii) The revocation of the licenses and registrations granted to Cablevisión S.A., now held by   Telecom.

In addition, the Resolution provides that:

(i) Telecom shall comply with Section 95 of Law No. 27,078, which provides for the conditions under which it may operate the physical and/or radio electric link subscription television service, transcribed below:

a.	The Company shall create a business unit to provide the audiovisual communication service and manage it separately from the public utility business unit;
b.	It shall keep separate accounting records and bill the licensed services separately;
c.	It shall not conduct anti-competitive practices such as tie-in practices and cross subsidies with funds from public utilities to licensed services;
d.

It shall provide - when requested- to the competitors in licensed services access to its own support infrastructure, especially, posts, masts and ducts under market conditions. In the absence of agreement between the parties, the ENACOM shall intervene;

e.

It shall not conduct anti-competitive practices concerning the rights to broadcast contents over its networks and facilitate a growing percentage to be established by the ENACOM to the distribution of contents from independent third parties.

f.	It shall respect the professional competences and job classifications of the workers in the different activities it is engaged in.

(ii)  Telecom is declared to be an operator with a significant position in the retail market of Fixed Internet Access market in the locations detailed in the Report prepared by the National Directorate for the Development of Competition in Networks and Services of the ENACOM. As a result, it decided that:

a.

Telecom shall, within 60 days as from the date the Resolution was issued, offer the Fixed Internet Access service in those locations at a price that may not be higher than the lowest price offered by the company in Area II for that service. If a similar service is not provided in that Area, it shall apply the lowest price offered at national level by the licensee for a similar service.

b.

Telecom shall, within 60 days as from the date the Resolution was issued, report to the ENACOM and publish in its institutional website all the business plans, promotions and discounts for the Retail Internet Access service. Telecom shall ensure to other providers, under transparent, non-discriminatory and cost-oriented conditions, access to its own support infrastructure, especially, posts, masts and ducts.

All the provisions mentioned above shall be in effect for a term of 2 years as from the notice of the authorization granted by ENACOM, or until it has been verified that there is effective competition in all or in some of the locations involved. The ENACOM may extend or revoke that term.

With regard to the provision of Quadruple Play services, Section 7 of Decree No. 1,340 shall apply:

SECTION 7 - The providers of Information Technology and Communications Services that make joint service offerings shall detail the price of each of those services, including the breakdown of those prices and discounts or benefits applied to each service or product for the above-mentioned offerings. Pursuant to Section 2, subsection i) of Law No. 25,156 and to Section 1,099 of the Civil and Commercial Code of Argentina, those providers may not subject, in any way and under any condition, the purchase of any service to the purchase of another service, thus preventing the customer from purchasing any service separately or individually.

Finally, the Company shall file, within a term of 180 days, proof of the registration of the change of authorities in Cablevisión Holding S.A.

“ENACOM Resolutions No. 840/18 and No. 1,196/18 – New regime for Radioelectric Spectrum Fees”

On February 27, 2018, Resolutions Nos. 840 and 1,196/18 were published in the Official Gazette. Through these Resolutions, the ENACOM updated the value of the Radioelectric Spectrum Fee per Unit and, in addition, it established a new regime for mobile communications services, which substantially increases the amounts to be paid in this regard. The Company is assessing the impacts and actions in this regard.